COMMITMENTS & CONTINGENCIES (Detail Textuals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Originate variable rate loans
Commitments and Contingencies [Line Items]
Outstanding commitments	$ 1,000,000	$ 150,000
Originate fixed-rate loans
Commitments and Contingencies [Line Items]
Interest rate, minimum	2.25%
Interest rate, maximum	6.25%
Outstanding commitments	9,700,000	1,900,000
Unused lines of credit under home equity loans
Commitments and Contingencies [Line Items]
Outstanding commitments	$ 30,500,000	$ 29,100,000